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Adasina Social Justice All Cap Global ETF
Adasina Social Justice All Cap Global ETF – FUND SUMMARY
Investment Objective
The Adasina Social Justice All Cap Global ETF (the “Fund”) seeks capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Adasina Social Justice All Cap Global ETF Adasina Social Justice All Cap Global ETF
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.89%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Adasina Social Justice All Cap Global ETF | Adasina Social Justice All Cap Global ETF | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing the Fund’s assets in a portfolio of global companies whose business practices are aligned with the social justice investment criteria of Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”). Adasina seeks to invest the Fund’s assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”), a data-driven index which is owned and maintained by Adasina, administered by EQM Indexes LLC (“EQM”), and calculated and published by an independent calculation agent. The Fund’s portfolio is expected to consist of all or a representative sample of the securities contained in the Index.

The Fund is actively-managed, and Adasina generally expects to use a “replication” strategy to achieve its investment objectives, meaning it will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning Adasina will generally invest the Fund’s assets in a sample of the securities in the Index whose return is expected to approximate that of the Index as a whole, when Adasina believes it is in the best interests of the Fund. In addition, the Fund may purchase a security not currently in the Index or sell a security that is currently in the Index when Adasina believes such security will be added to or removed from the Index, at the next reconstitution of the Index, based on information that became available following the most recent reconstitution of the Index. Under normal market conditions, the Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies.

Adasina Social Justice Index

The Index is composed of equity securities of companies that possess characteristics that Adasina believes meet the investment criteria for investors concerned with social justice. The Index universe begins with approximately 9,000 publicly-traded U.S. and non-U.S. securities, excluding real estate investment trust (“REIT”) securities. Non-U.S. companies will be U.S. exchange-traded American Depositary Receipts (“ADRs”), if available, provided their liquidity is comparable to locally traded shares. Companies are screened for exclusion from the Index based on Adasina’s social justice investment criteria. To determine these criteria, Adasina works closely with social justice organizations to build new and identify existing data sets that represent the issues most directly affecting their communities and uses this community-sourced data to establish the standards regarding social justice characteristics considered in the Index. The characteristics that the Index considers fall into the following criteria:

Racial	The Racial Justice criteria aim to uproot systems that reinforce, perpetuate, and exacerbate racial inequities. The Index seeks to exclude companies that Adasina determines participate in, or benefit from, those unjust systems. This includes companies that Adasina has determined: are involved in the ownership, operation, management, labor sourcing, funding, and service of prisons and immigrant detention centers; provide or facilitate money bail services; participate in citizen and immigrant surveillance; operate for-profit colleges; are involved in state violence and human rights violations as a result of military occupations; fail to support indigenous peoples’ rights; make disproportionate contributions to political campaigns that oppose civil and voting rights legislation; or do not implement diversity policies or programs to increase workforce diversity.
Gender	The Gender Justice criteria aim to ensure safe and fair opportunities for all people, regardless of their gender identity. The Index seeks to exclude companies with policies and practices that Adasina determines do not support gender equity or LGBTQ+ equality. This includes companies that support restricting reproductive rights, maintain policies that enable serial sexual harassment, fail to offer equal and fair employment opportunities to women and members of the LGBTQ+ community, or lack sufficient gender representation in leadership.
Economic	The Economic Justice criteria aim to create a fair and equitable financial future for all people and communities. The Index seeks to exclude companies that Adasina determines fail to deal fairly with the public or their employees. This includes companies that pay subminimum wages to employees or excessive executive wages, fail to ensure the elimination of forced labor and child labor in their supply chains, maintain poor working conditions, fail to ensure adequate worker protections and rights, or provide predatory financial products and services.
Climate	The Climate Justice criteria aim to advance the goals of environmental sustainability in partnership with social justice movements. The Index seeks to exclude companies that Adasina determines significantly contribute to climate change, lack environmentally sustainable practices, or negatively impact air and water quality. This includes companies that: are involved in fossil fuel production, refining, and extraction; fund the fossil fuel industry; engage in the most harmful aspects of extractive agriculture; engage in excessive energy usage; significantly contribute to deforestation; fail to effectively manage carbon emissions; engage in mining; fail to effectively manage waste; or generate significant air pollution or other environmental hazards, which Adasina has determined disproportionately impact poor communities and people of color.
Movement Aligned	The Movement Aligned criteria take direction from a variety of causes that advance social equity and the welfare of people and the planet. The Index seeks to exclude companies that Adasina has determined negatively impact animal welfare and human safety, as well as companies that lack adequate corporate accountability. This includes companies that Adasina has determined: have poor animal welfare practices; produce or sell fur and leather products; engage in non-medical animal testing; produce, distribute, or derive substantial revenue from tobacco products; provide significant financial support to socially conservative institutions; fail to maintain adequate protections for customer data and security; have poor accounting, management, or other corporate governance practices; or produce products with a substantially negative social impact, including the manufacture or sale of weapons or firearms.

The Index comprises the common stocks of domestic and foreign issuers, including those in emerging and developing markets. Index constituents may be large-, mid-, or small-capitalization companies. Additionally, companies included in the Index must be exchange-listed and must meet certain minimum liquidity requirements.

Securities in the Social Justice Index are optimization weighted based on market-capitalization. The Index is rebalanced and reconstituted semi-annually, effective on the last trading day of November and May. As of November 30, 2022, the Index was composed of 658 constituents, representing investments in 42 different countries.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Risks of Investing in the Fund.”

Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

ETF Risk.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Recent Market Events Risk.

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Recently Organized Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.adasinaetf.com.

Calendar Year Ended December 31,

The Fund’s calendar year-to-date return as of September 30, 2022 was -26.11%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.96% for the quarter ended June 30, 2021 and the lowest quarterly return was -0.37% for the quarter ended September 30, 2021.

Average Annual Total Returns For the Periods Ended December 31, 2021
Average Annual Total Returns - Adasina Social Justice All Cap Global ETF	1 Year	Since Inception
Adasina Social Justice All Cap Global ETF	18.77%	20.36%
Adasina Social Justice All Cap Global ETF | After Taxes on Distributions	18.52%	20.12%
Adasina Social Justice All Cap Global ETF | After Taxes on Distributions and Sales	11.33%	15.56%
Adasina Social Justice Return Index (reflects no deduction for fees, expenses, or taxes)	20.23%	21.92%
Dow Jones Global Index TR (reflects no deduction for fees, expenses, or taxes)	18.12%	19.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.